Net Debt - Summary of Maturity Profile of Financial Liabilities Based on the Contractual Amounts (Detail) - USD ($) $ in Millions	Jun. 30, 2024	Jun. 30, 2023
Disclosure of financial liabilities [line items]
Bank loans, debentures and other loans, contractual amount	$ 18,723	$ 20,209
Expected future interest payments, contractual amount	8,418	6,455
Derivatives related to debentures, contractual amount	2,164	2,343
Other financial liabilities, contractual amount	796	861
Obligations under lease liabilities, contractual amount	4,200	4,073
Trade and other payables, contractual amount	6,663	6,179
Total, contractual amount	40,964	40,120
Bank loans, debentures and other loans, carrying amount	17,602	19,326
Derivatives related to debentures, carrying amount	1,513	1,755
Other financial liabilities, carrying amount	758	804
Obligations under lease liabilities, carrying amount	3,116	3,019
Trade and other payables, carrying amount	6,663	6,179
Total financial liabilities	29,652	31,083
Due not later than one year [member]
Disclosure of financial liabilities [line items]
Bank loans, debentures and other loans, contractual amount	1,402	6,659
Expected future interest payments, contractual amount	884	757
Derivatives related to debentures, contractual amount	485	536
Other financial liabilities, contractual amount	333	257
Obligations under lease liabilities, contractual amount	836	658
Trade and other payables, contractual amount	6,618	6,175
Total, contractual amount	10,558	15,042
Later than one year and not later than two years [member]
Disclosure of financial liabilities [line items]
Bank loans, debentures and other loans, contractual amount	1,362	1,399
Expected future interest payments, contractual amount	827	595
Derivatives related to debentures, contractual amount	171	388
Other financial liabilities, contractual amount	67	126
Obligations under lease liabilities, contractual amount	591	538
Trade and other payables, contractual amount	15	4
Total, contractual amount	3,033	3,050
Later than two years and not later than five years [member]
Disclosure of financial liabilities [line items]
Bank loans, debentures and other loans, contractual amount	4,960	4,058
Expected future interest payments, contractual amount	1,923	1,410
Derivatives related to debentures, contractual amount	377	399
Other financial liabilities, contractual amount	233	267
Obligations under lease liabilities, contractual amount	1,012	1,031
Trade and other payables, contractual amount	27
Total, contractual amount	8,532	7,165
Due later than five years [member]
Disclosure of financial liabilities [line items]
Bank loans, debentures and other loans, contractual amount	10,999	8,093
Expected future interest payments, contractual amount	4,784	3,693
Derivatives related to debentures, contractual amount	1,131	1,020
Other financial liabilities, contractual amount	163	211
Obligations under lease liabilities, contractual amount	1,761	1,846
Trade and other payables, contractual amount	3
Total, contractual amount	$ 18,841	$ 14,863